INCOME TAXES - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Lease liabilities	$ 45,059	$ 25,096
Net operating loss carry-forward	2,019,455	2,171,976
Less: valuation allowance	(2,019,455)	(2,171,976)
Non-current deferred tax assets, net	45,059	25,096
Non-current deferred tax liabilities
Operating lease right-of-use assets	(45,059)	(25,096)
Others	(1)	(1)
Non-current deferred tax liabilities	(45,060)	(25,097)
Non-current deferred tax liabilities, net of deferred tax assets	$ (1)	$ (1)